Interim condensed consolidated statement of cash flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flows used in operating activities
Net loss for the period		€ (69,467)	€ (175,882)
Elimination of non-cash or non-operating income and expenses
Depreciation, amortization and provisions		1,554	4,109
Net book value of tangible and intangible assets disposed		186	14
Deferred and current taxes		(124)	(571)
Tax credits		(839)	(1,125)
Cost of debt		19,874	9,598
Share-based compensation expense		11,753	8,009
Share of net loss (profit) of associates and joint ventures accounted for using the equity method		172	220
Exchange (gains) / losses		(819)	908
Fair value variation through profit and loss		(16,130)	102,640
Other	[1]	(626)
Cash flows used in operations before tax and changes in working capital		(54,467)	(52,080)
Decrease / (increase) in operating and other receivables		(299)	(14,491)
Increase / (decrease) in operating and other payables		6,292	8,438
Tax credit received			4,915
Other	[2]	3,036	(507)
Tax and changes in operating working capital		9,029	(1,645)
Net cash used in operating activities		(45,438)	(53,725)
Cash flows provided by (used in) investing activities
Purchases of property, plant and equipment and intangible assets		(168)	(57)
Decrease / (Increase) in short-term deposit accounts		63,987	(24,742)
Net cash flows provided by (used in) investing activities		63,819	(24,799)
Cash flows provided by (used in) financing activities
Capital increase		103,197	57,370
Transaction costs related to capital increase		(8,205)	(7,519)
Issue of warrants		(303)	58,206
Repurchase of prefunded Warrants		(50,000)
Subscription of borrowings	[3]	68,338
Repayment of debt		(51,491)	(1,791)
Repayment of lease liabilities		(1,167)	(1,317)
Interest paid		(12,671)	(168)
Net cash flows provided by (used in) financing activities		47,699	104,780
Net increase (decrease) in cash and cash equivalents		66,079	26,257
Cash and cash equivalents at beginning of period		99,312	96,564
Exchange gains / (losses)		736	(744)
Net cash and cash equivalents at the end of period		€ 166,127	€ 122,076

[1]	Including €0.3 million of gain on lease modification and €0.3 million of dilution gain on investment in associate as of June 30, 2026
[2]	Including variation of prepaid expenses in the amount of €0.5 million as of June 30, 2025 and €2.8 million as of June 30, 2026
[3]	Net of the amount of €1.3 million advance payment related to the Lenders’ Tranche B under the Debt Financing agreement as of June 30, 2026 (see Note 4.5 – Other non-current assets).